UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-07264

Investment Company Act File Number

Greater China Growth Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

August 31

Date of Fiscal Year End

May 31, 2012

Date of Reporting Period

Item 1. Schedule of Investments

Greater China Growth Portfolio

May 31, 2012

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.1%

Security	Shares	Value
China — 46.8%
Automobiles — 1.9%
Dongfeng Motor Group Co., Ltd., Class H(1)	1,638,000	$2,756,383

		$2,756,383

Chemicals — 1.0%
Yingde Gases Group Co., Ltd.(1)	1,457,500	$1,359,448

		$1,359,448

Commercial Banks — 7.3%
China Construction Bank Corp., Class H	6,501,110	$4,522,414
Industrial & Commercial Bank of China, Ltd., Class H	9,694,000	5,915,022

		$10,437,436

Communications Equipment — 1.2%
AAC Technologies Holdings, Inc.	550,000	$1,736,169

		$1,736,169

Computers & Peripherals — 1.6%
Lenovo Group, Ltd.	2,606,000	$2,210,350

		$2,210,350

Distributors — 0.8%
Dah Chong Hong Holdings, Ltd.	1,126,000	$1,070,924

		$1,070,924

Diversified Consumer Services — 1.6%
New Oriental Education & Technology Group, Inc. ADR(1)	86,100	$2,282,511

		$2,282,511

Electronic Equipment, Instruments & Components — 1.3%
Digital China Holdings, Ltd.	1,138,000	$1,837,434

		$1,837,434

Energy Equipment & Services — 0.3%
China Oilfield Services, Ltd., Class H	310,000	$426,680

		$426,680

Food Products — 1.4%
Want Want China Holdings, Ltd.	1,744,000	$1,991,384

		$1,991,384

Security	Shares	Value
Insurance — 3.4%
China Pacific Insurance (Group) Co., Ltd., Class H	824,400	$2,433,981
Ping An Insurance (Group) Co. of China, Ltd., Class H	331,000	2,424,779

		$4,858,760

Internet Software & Services — 4.7%
Baidu, Inc. ADR(1)	18,200	$2,143,414
Tencent Holdings, Ltd.	165,900	4,550,975

		$6,694,389

Multiline Retail — 1.3%
Golden Eagle Retail Group, Ltd.	829,000	$1,806,725

		$1,806,725

Oil, Gas & Consumable Fuels — 7.8%
China Shenhua Energy Co., Ltd., Class H	430,500	$1,511,036
CNOOC, Ltd.	2,726,000	4,902,382
Kunlun Energy Co., Ltd.	452,000	772,570
PetroChina Co., Ltd., Class H	3,114,000	3,926,858

		$11,112,846

Real Estate Management & Development — 3.4%
China Overseas Land & Investment, Ltd.	862,000	$1,802,761
Longfor Properties Co., Ltd.	1,966,000	3,039,060

		$4,841,821

Specialty Retail — 1.9%
Belle International Holdings, Ltd.	1,697,000	$2,707,986

		$2,707,986

Textiles, Apparel & Luxury Goods — 0.7%
Daphne International Holdings, Ltd.	866,000	$935,048

		$935,048

Wireless Telecommunication Services — 5.2%
China Mobile, Ltd.	734,500	$7,450,141

		$7,450,141

Total China (identified cost $66,626,876)		$66,516,435

Hong Kong — 25.4%

Security	Shares	Value
Commercial Banks — 2.0%
BOC Hong Kong (Holdings), Ltd.	1,030,500	$2,827,819

		$2,827,819

Communications Equipment — 1.0%
VTech Holdings, Ltd.	133,300	$1,457,328

		$1,457,328

Security	Shares	Value
Distributors — 1.9%
Li & Fung, Ltd.	1,458,000	$2,666,523

		$2,666,523

Hotels, Restaurants & Leisure — 1.5%
Sands China, Ltd.	635,200	$2,164,435

		$2,164,435

Household Durables — 2.0%
Techtronic Industries Co., Ltd.	2,303,000	$2,854,792

		$2,854,792

Industrial Conglomerates — 2.1%
Hutchison Whampoa, Ltd.	357,000	$2,923,814

		$2,923,814

Insurance — 3.0%
AIA Group, Ltd.	1,316,000	$4,278,561

		$4,278,561

Marine — 1.0%
Pacific Basin Shipping, Ltd.	3,357,000	$1,489,173

		$1,489,173

Multiline Retail — 1.0%
Lifestyle International Holdings, Ltd.	629,000	$1,365,012

		$1,365,012

Real Estate Management & Development — 6.3%
Cheung Kong (Holdings), Ltd.	255,000	$2,923,880
Swire Pacific, Ltd., Class A	103,500	1,114,419
Swire Properties, Ltd.	1,065,800	2,842,481
Wharf (Holdings), Ltd. (The)	409,000	2,134,161

		$9,014,941

Semiconductors & Semiconductor Equipment — 1.4%
ASM Pacific Technology, Ltd.	160,600	$1,970,021

		$1,970,021

Specialty Retail — 1.1%
Esprit Holdings, Ltd.	932,100	$1,499,302

		$1,499,302

Security	Shares	Value
Textiles, Apparel & Luxury Goods — 1.1%
Stella International Holdings, Ltd.	611,500	$1,553,988

		$1,553,988

Total Hong Kong (identified cost $37,252,313)		$36,065,709

Singapore — 3.0%

Security	Shares	Value
Industrial Conglomerates — 1.6%
Jardine Matheson Holdings, Ltd.	48,000	$2,315,406

		$2,315,406

Real Estate Management & Development — 1.4%
Hongkong Land Holdings, Ltd.	362,000	$2,021,373

		$2,021,373

Total Singapore (identified cost $4,484,900)		$4,336,779

Taiwan — 23.9%

Security	Shares	Value
Commercial Banks — 2.2%
Chinatrust Financial Holding Co., Ltd.	5,757,073	$3,206,026

		$3,206,026

Communications Equipment — 0.9%
HTC Corp.	93,000	$1,336,973

		$1,336,973

Computers & Peripherals — 4.2%
Asustek Computer, Inc.	181,000	$1,811,048
Catcher Technology Co., Ltd.	363,000	2,301,589
Quanta Computer, Inc.	701,000	1,829,266

		$5,941,903

Construction & Engineering — 1.1%
CTCI Corp.	751,000	$1,530,325

		$1,530,325

Electronic Equipment, Instruments & Components — 4.1%
AU Optronics Corp.	3,282,000	$1,329,825
Delta Electronics, Inc.	485,000	1,350,211
Hon Hai Precision Industry Co., Ltd.	1,067,580	3,123,839

		$5,803,875

Security	Shares	Value
Health Care Equipment & Supplies — 1.1%
St. Shine Optical Co., Ltd.	141,000	$1,533,226

		$1,533,226

Semiconductors & Semiconductor Equipment — 8.5%
Advanced Semiconductor Engineering, Inc.	2,553,995	$2,396,181
Taiwan Semiconductor Manufacturing Co., Ltd.	3,490,839	9,687,702

		$12,083,883

Wireless Telecommunication Services — 1.8%
Taiwan Mobile Co., Ltd.	804,600	$2,548,367

		$2,548,367

Total Taiwan (identified cost $33,494,235)		$33,984,578

Total Common Stocks — 99.1% (identified cost $141,858,324)		$140,903,501

Short-Term Investments — 0.0%(2)

Description	Principal Amount (000’s omitted)	Value
State Street Bank and Trust Euro Time Deposit, 0.01%, 6/1/12	$32	$32,260

Total Short-Term Investments (identified cost $32,260)		$32,260

Total Investments — 99.1% (identified cost $141,890,584)		$140,935,761

Other Assets, Less Liabilities — 0.9%		$1,326,864

Net Assets — 100.0%		$142,262,625

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

(1)	Non-income producing security.
(2)	Amount is less than 0.05%.

The Portfolio did not have any open financial instruments at May 31, 2012.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at May 31, 2012, as determined on a federal income tax basis, were as follows:

Aggregate cost	$142,636,833

Gross unrealized appreciation	$12,486,900
Gross unrealized depreciation	(14,187,972)

Net unrealized depreciation	$(1,701,072)

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At May 31, 2012, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Common Stocks
Consumer Discretionary	$2,282,511	$21,381,117		$—	$23,663,628
Consumer Staples	—	1,991,384		—	1,991,384
Energy	—	11,539,526		—	11,539,526
Financials	2,842,481	38,644,257		—	41,486,738
Health Care	—	1,533,226		—	1,533,226
Industrials	—	8,258,718		—	8,258,718
Information Technology	2,143,414	38,928,911		—	41,072,325
Materials	—	1,359,448		—	1,359,448
Telecommunication Services	—	9,998,508		—	9,998,508
Total Common Stocks	$7,268,406	$133,635,095	*	$—	$140,903,501
Short-Term Investments	$—	$32,260		—	$32,260
Total Investments	$7,268,406	$133,667,355		$—	$140,935,761

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of August 31, 2011 whose fair value was determined using Level 3 inputs. At May 31, 2012, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Greater China Growth Portfolio

By:	/s/ Hon. Robert Lloyd George
Hon. Robert Lloyd George
President

Date:	July 25, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Hon. Robert Lloyd George
Hon. Robert Lloyd George
President

Date:	July 25, 2012

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	July 25, 2012